Income Taxes (Changes in Liability for Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance of gross unrecognized tax benefits	$ 207	$ 18	$ 22
Increases: Positions taken during a prior period		212	4
Decreases: Positions taken during a prior period	(77)	(16)	(3)
Decreases: Settlements with taxing authorities		(7)	(4)
Decreases: Reductions resulting from lapse of statute of limitations			(1)
Ending balance of gross unrecognized tax benefits	130	207	18
Favorable (unfavorable) impact if recognized	$ 76	$ 76	$ 17